Long-term assets - E.2.3. Cash used for the purchase of tangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Additions	$ 719	$ 698		$ 824
Change in advances to suppliers	1	2		(8)
Change in accruals and payables for property, plant and equipment	17	(25)		26
Finance leases	(1)	(43)		(192)
Cash used for additions	$ 736	$ 632	[1]	$ 650	[1]

[1]	Re-presented for discontinued operations (shown in note A.4. and E.4.2.). 2018 and 2017 were not restated for the application of IFRS 16, and , additionally,2017 was not restated for the application of IFRS 15 and IFRS 9, as the Group elected the modified retrospective approach.